Debt - Restrictive Covenants - Additional Information (Detail) - USD ($) $ in Millions	Oct. 01, 2016	Mar. 31, 2016	Jan. 02, 2016
Debt Disclosure [Abstract]
Restricted payment capacity	$ 432	$ 374	$ 506
Restricted asset	$ 2,060		$ 1,108
Remaining restricted payment capacity		$ 132